Cash and Cash Equivalents - Disclosure of Cash and Cash Equivalents (Detail) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of cash and cash equivalents [line items]
Cash on hand	$ 422	$ 130
Cash at bank	5,932,433	11,972,345
Cash on deposit	17,542,666	264,499
Cash and cash equivalents	$ 23,475,521	$ 12,236,974	$ 20,879,548	$ 6,759,615